Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current
Cash	$ 179,153	$ 157,668
Accounts receivable	24,482	0
Prepaid expenses	38,382	29,475
Inventory	21,848	0
Total current assets	263,865	187,143
Promissory note	122,573	0
Property and equipment	797,423	127,060
Intangible assets	254,640	71,617
Assets held for sale	0	127,972
Goodwill	117,218	0
Total assets	1,555,719	513,792
Current
Accounts payable and accrued liabilities	1,874,990	1,554,892
Share subscriptions	0	61,167
Current portion of notes payable	969,891	610,444
Due to related parties	0	12,575
Convertible debentures payable	427,320	274,466
Conversion feature	2,795	22,565
Convertible notes payable	192,717	0
Secured loan payable	761,711	717,460
Current portion of lease liability	219,800	0
Current portion of warrant liability	0	4,474
Total current liabilities	4,449,224	3,258,043
Lease liability	515,096	0
Notes payable	0	150,271
Warrant liability	106,312	101,698
Total liabilities	5,070,632	3,510,012
EQUITY
Issued capital	7,827,310	5,401,024
Shares to be issued	22,050	0
Contributed surplus	1,501,361	892,417
Warrant reserve	146,685	80,280
Deficit	(13,012,319)	(9,369,941)
Total shareholders' deficit	(3,514,913)	(2,996,220)
Total liabilities and shareholders' deficit	$ 1,555,719	$ 513,792